Short-Term Debt (Summary Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Abstract]
Short-term borrowings	$ 134,931	$ 137,798	$ 114,646
Customer repurchase agreements, avg outstanding	133,769	127,616	121,270
Federal Funds purchased, avg outstanding		63	510
Customer repurchase agreements, Max. outstanding at any month end	$ 151,637	$ 150,943	$ 131,971
Customer repurchase agreements, Weighted-averaged interest rate, During the year	0.26%	0.25%	0.26%
Federal Funds purchased, Weighted-averaged interest rate, During the year		0.31%	0.28%
Customer repurchase agreements, Weighted-average interest rate, End of the year	0.26%	0.25%	0.26%
Federal Funds purchased, Weighted-average interest rate, End of the year		0.31%	0.28%